Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of subsidiaries with material non controlling interests explanatory
The following table summarizes the information relating to Agnity before any intercompany eliminations.

	December 31, 2021	December 31, 2020
NCI percentage	100%	100%
	Recast (Note 2)	Recast (Note 2)
Current assets	$11,906,502	$7,778,252
Non-current assets	5,111,714	8,081,135
Current liabilities	(8,752,552)	(7,107,244)
Non-current liabilities	(5,598,783)	(6,185,049)
Net assets attributable to NCI	$2,666,881	$2,567,094

For the years ended	December 31, 2021	December 31, 2020	December 31, 20 19
	Recast (Note 2)	Recast (Note 2)	Recast (Note 2)

Revenue	$11,966,226	$11,548,811	$6,010,753
Income (loss) allocated to NCI	63,387	1,586,588	590,056
Other comprehensive income allocated to NCI	138,655	159,749	176,711
Total comprehensive income attributable to NCI	$202,042	$1,746,337	$766,767

Cash flows (used in) provided by operating activities	$(1,859,900)	(405,548)	483,245
Cash flows used in investing activities	(578,483)	–	(3,731)
Cash flows (used in) provided by financing activities	2,081,137	655,347	(417,068)
Foreign exchange impact on cash held in USD	(6,383)	155,274	5,976
Net (decrease) increase in cash and cash equivalents	$(363,629)	$405,073	$68,422